Consolidated Statements of Operations and Comprehensive Income ¥ in Thousands, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Consolidated Statements of Operations and Comprehensive Income
Net revenues	¥ 105,295,236	$ 14,425,388	¥ 103,468,159	¥ 96,495,809
Cost of revenues	(39,488,152)	(5,409,855)	(40,404,765)	(43,729,683)
Gross profit	65,807,084	9,015,533	63,063,394	52,766,126
Operating expenses:
Selling and marketing expenses	(14,147,657)	(1,938,221)	(13,969,460)	(13,402,721)
General and administrative expenses	(4,550,625)	(623,433)	(4,899,880)	(4,695,798)
Research and development expenses	(17,524,812)	(2,400,889)	(16,484,910)	(15,039,014)
Total operating expenses	(36,223,094)	(4,962,543)	(35,354,250)	(33,137,533)
Operating profit	29,583,990	4,052,990	27,709,144	19,628,593
Other income/(expenses):
Investment income, net	355,286	48,674	1,306,722	53,976
Interest income, net	4,920,915	674,163	4,120,418	2,149,673
Exchange gains/(losses), net	255,430	34,994	(132,999)	1,571,207
Other, net	602,134	82,492	1,053,642	846,815
Income before tax	35,717,755	4,893,313	34,056,927	24,250,264
Income tax	(5,461,408)	(748,210)	(4,699,704)	(5,031,838)
Net income from continuing operations	30,256,347	4,145,103	29,357,223	19,218,426
Net income from discontinued operations | ¥				624,864
Net income	30,256,347	4,145,103	29,357,223	19,843,290
Accretion of redeemable noncontrolling interests	(3,919)	(537)	(3,589)	(2,978)
Net loss/(income) attributable to noncontrolling interests and redeemable noncontrolling interests	(554,819)	(76,010)	62,918	497,288
Net income attributable to the Company's shareholders	29,697,609	4,068,556	29,416,552	20,337,600
Including:
Net income from continuing operations attributable to the Company's shareholders	29,697,609	4,068,556	29,416,552	19,712,736
Net income from discontinued operations attributable to the Company's shareholders | ¥				624,864
Net income	30,256,347	4,145,103	29,357,223	19,843,290
Other comprehensive income
Foreign currency translation adjustment	424,356	58,137	221,872	1,441,414
Total comprehensive income	30,680,703	4,203,240	29,579,095	21,284,704
Comprehensive loss/(income) attributable to noncontrolling interests and redeemable noncontrolling interests	(589,148)	(80,713)	26,040	315,725
Comprehensive income attributable to the Company's shareholders	¥ 30,091,555	$ 4,122,527	¥ 29,605,135	¥ 21,600,429
Net income per share, basic (in CNY and dollars per share) | (per share)	¥ 9.28	$ 1.27	¥ 9.15	¥ 6.23
-Continuing operations (in CNY and dollars per share) | (per share)	9.28	1.27	9.15	6.04
-Discontinued operations (in CNY and dollars per share) | ¥ / shares				0.19
Net income per ADS, basic (in CNY and dollars per share) | (per share)	46.4	6.36	45.73	31.16
-Continuing operations (in CNY and dollars per share) | (per share)	46.4	6.36	45.73	30.2
-Discontinued operations (in CNY and dollars per share) | ¥ / shares				0.96
Net income per share, diluted (in CNY and dollars per share) | (per share)	9.19	1.26	9.05	6.17
-Continuing operations (in CNY and dollars per share) | (per share)	9.19	1.26	9.05	5.98
-Discontinued operations (in CNY and dollars per share) | ¥ / shares				0.19
Net income per ADS, diluted (in CNY and dollars per share) | (per share)	45.95	6.29	45.23	30.85
-Continuing operations (in CNY and dollars per share) | (per share)	¥ 45.95	$ 6.29	¥ 45.23	29.9
-Discontinued operations (in CNY and dollars per share) | ¥ / shares				¥ 0.95
Weighted average number of ordinary shares outstanding, basic (in shares) | shares	3,200,453	3,200,453	3,216,475	3,263,455
Weighted average number of ADS outstanding, basic (in shares) | shares	640,091	640,091	643,295	652,691
Weighted average number of ordinary shares outstanding, diluted (in shares) | shares	3,230,602	3,230,602	3,252,029	3,296,014
Weighted average number of ADS outstanding, diluted (in shares) | shares	646,120	646,120	650,406	659,203